Deposits received at banks (Tables)	6 Months Ended
Sep. 30, 2025
Statistical Disclosure for Banks [Abstract]
Summary of the Deposit Liabilities
The following table presents deposit liabilities both domestically in Japan and overseas as of March 31, 2025 and September 30, 2025 analyzed between those which are interest and non-interesting
bearing in nature.

	Millions of yen
	March 31, 2025	September 30, 2025
Domestic
Noninterest-bearing deposits	¥28,627	¥42,688
Interest-bearing deposits	1,477,496	1,544,570

Subtotal	¥1,506,123	¥1,587,258

Foreign
Noninterest-bearing deposits	¥—	¥10,860
Interest-bearing deposits	1,599,458	1,689,975

Subtotal	¥1,599,458	¥1,700,835
Total	¥3,105,581	¥3,288,093

Schedule of Balance of Time Deposits and Certificates of Deposit
The following table presents the total balance of time deposits and certificates of deposit issued both domestically in Japan and overseas as of September 30, 2025 by remaining maturity.

	Millions of yen
	Time deposits	Certificates of deposit	Total
Domestic
Due in one year or less	¥673,348	¥342,871	¥1,016,219
Due after one year through two years	26,109	—	26,109
Due after two years through three years	17,401	—	17,401
Due after three years through four years	2,345	—	2,345
Due after four years through five years	2,257	—	2,257
Due after five years	209,726	—	209,726

Subtotal	¥931,186	¥342,871	¥1,274,057

Foreign
Due in one year or less	¥1,085,633	¥—	¥1,085,633
Due after one year through two years	14,496	—	14,496

Subtotal	¥1,100,129	¥—	¥1,100,129

Total	¥2,031,315	¥342,871	¥2,374,186